Tax Effects of Comprehensive Loss (Details) (USD $)	12 Months Ended		154 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Unrealized holding gains/losses	$ (11,669)	$ (7,413)
Income tax (expense) benefit	4,084	2,596
Total unrealized gain (loss), net of tax	$ (7,585)	$ (4,817)	$ 12,771